UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1810

                             OPPENHEIMER GLOBAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                   2.8%
--------------------------------------------------------------------------------
Vodafone Group plc                                                          2.2
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                                1.9
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                                       1.8
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                                           1.6
--------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                               1.5
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                      1.5
--------------------------------------------------------------------------------
Microsoft Corp.                                                             1.4
--------------------------------------------------------------------------------
eBay, Inc.                                                                  1.3
--------------------------------------------------------------------------------
Transocean, Inc.                                                            1.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              39.4%
--------------------------------------------------------------------------------
United Kingdom                                                             12.2
--------------------------------------------------------------------------------
Japan                                                                      11.1
--------------------------------------------------------------------------------
France                                                                      6.8
--------------------------------------------------------------------------------
Germany                                                                     4.7
--------------------------------------------------------------------------------
Sweden                                                                      4.7
--------------------------------------------------------------------------------
India                                                                       3.1
--------------------------------------------------------------------------------
Switzerland                                                                 3.1
--------------------------------------------------------------------------------
Korea, Republic of South                                                    2.4
--------------------------------------------------------------------------------
Mexico                                                                      1.9

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.


                          10 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   United States/Canada      41.1%
   Europe                    35.6
   Asia                      18.7
   Latin America              4.6

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                          11 | OPPENHEIMER GLOBAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/22/69. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 11/17/98. Class Y shares are offered to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                          12 | OPPENHEIMER GLOBAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                          13 | OPPENHEIMER GLOBAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                  BEGINNING       ENDING          EXPENSES
                                  ACCOUNT         ACCOUNT         PAID DURING
                                  VALUE           VALUE           6 MONTHS ENDED
                                  (10/1/05)       (3/31/06)       MARCH 31, 2006
--------------------------------------------------------------------------------
Class A Actual                    $1,000.00       $1,123.00       $ 5.73
--------------------------------------------------------------------------------
Class A Hypothetical               1,000.00        1,019.55         5.45
--------------------------------------------------------------------------------
Class B Actual                     1,000.00        1,118.50        10.03
--------------------------------------------------------------------------------
Class B Hypothetical               1,000.00        1,015.51         9.54
--------------------------------------------------------------------------------
Class C Actual                     1,000.00        1,118.80         9.76
--------------------------------------------------------------------------------
Class C Hypothetical               1,000.00        1,015.76         9.29
--------------------------------------------------------------------------------
Class N Actual                     1,000.00        1,120.90         7.64
--------------------------------------------------------------------------------
Class N Hypothetical               1,000.00        1,017.75         7.27
--------------------------------------------------------------------------------
Class Y Actual                     1,000.00        1,125.10         3.82
--------------------------------------------------------------------------------
Class Y Hypothetical               1,000.00        1,021.34         3.63

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2006 are as follows:

CLASS                         EXPENSE RATIOS
--------------------------------------------------------------------------------
Class A                            1.08%
--------------------------------------------------------------------------------
Class B                            1.89
--------------------------------------------------------------------------------
Class C                            1.84
--------------------------------------------------------------------------------
Class N                            1.44
--------------------------------------------------------------------------------
Class Y                            0.72


                          14 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.0%
--------------------------------------------------------------------------------
AUTOMOBILES--2.3%
Bayerische Motoren
Werke AG                                           2,529,759   $    139,489,608
--------------------------------------------------------------------------------
Porsche AG,
Preference                                            89,019         85,040,449
--------------------------------------------------------------------------------
Toyota Motor Corp.                                 2,601,812        142,138,073
                                                               -----------------
                                                                    366,668,130

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Carnival Corp.                                     3,084,532        146,114,281
--------------------------------------------------------------------------------
International Game
Technology                                         2,947,682        103,817,360
--------------------------------------------------------------------------------
Starbucks Corp. 1                                  2,269,612         85,428,196
                                                               -----------------
                                                                    335,359,837

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.4%
Koninklijke (Royal)
Philips Electronics NV                             5,330,846        180,175,592
--------------------------------------------------------------------------------
Sony Corp.                                         4,409,628        203,338,812
                                                               -----------------
                                                                    383,514,404

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.9%
Amazon.com, Inc. 1                                 1,098,784         40,116,604
--------------------------------------------------------------------------------
eBay, Inc. 1                                       5,388,110        210,459,577
--------------------------------------------------------------------------------
GUS plc                                            2,673,742         48,853,805
                                                               -----------------
                                                                    299,429,986

--------------------------------------------------------------------------------
MEDIA--4.7%
Grupo Televisa SA,
Sponsored GDR                                      6,714,289        133,614,337
--------------------------------------------------------------------------------
JC Decaux SA 1                                     1,938,699         52,462,673
--------------------------------------------------------------------------------
Pearson plc                                        6,618,437         91,761,432
--------------------------------------------------------------------------------
Singapore Press
Holdings Ltd.                                     22,875,786         63,707,050
--------------------------------------------------------------------------------
Sirius Satellite
Radio, Inc. 1                                     26,479,500        134,515,860
--------------------------------------------------------------------------------
Walt Disney
Co. (The)                                          3,470,700         96,797,823

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
WPP Group plc                                      4,241,370   $     50,882,881
--------------------------------------------------------------------------------
Zee Telefilms Ltd. 2                              21,515,942        115,557,531
                                                               -----------------
                                                                    739,299,587

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.5%
Hennes & Mauritz
AB, B Shares                                       6,647,906        242,409,360
--------------------------------------------------------------------------------
Industria de Diseno
Textil SA                                          3,000,200        115,800,637
--------------------------------------------------------------------------------
Tiffany & Co.                                        935,178         35,106,582
                                                               -----------------
                                                                    393,316,579

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.1%
Bulgari SpA                                        2,045,200         24,611,401
--------------------------------------------------------------------------------
Burberry Group plc                                 6,030,519         48,563,086
--------------------------------------------------------------------------------
Coach, Inc. 1                                      2,290,600         79,208,948
--------------------------------------------------------------------------------
LVMH Moet
Hennessey Louis
Vuitton                                            1,874,304        183,755,294
                                                               -----------------
                                                                    336,138,729

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.6%
--------------------------------------------------------------------------------
BEVERAGES--1.7%
Companhia de
Bebidas das Americas,
ADR, Preference                                    2,180,210         93,661,822
--------------------------------------------------------------------------------
Diageo plc                                         1,022,531         16,104,459
--------------------------------------------------------------------------------
Fomento Economico
Mexicano SA
de CV, UBD                                        11,155,146        102,819,964
--------------------------------------------------------------------------------
Grupo Modelo SA
de CV, Series C                                   15,408,976         56,287,527
                                                               -----------------
                                                                    268,873,772

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Tesco plc                                         13,272,530         76,097,345

--------------------------------------------------------------------------------
Wal-Mart
Stores, Inc.                                       3,363,500        158,891,740
                                                               -----------------
                                                                    234,989,085

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury
Schweppes plc                                     15,748,615        156,509,335


                          15 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.3%
Hindustan Lever Ltd.                              22,048,096   $    134,765,890
--------------------------------------------------------------------------------
Kao Corp.                                          2,118,000         55,784,197
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                          1,000,000         57,620,000
--------------------------------------------------------------------------------
Reckitt Benckiser plc                              7,877,209        277,276,881
                                                               -----------------
                                                                    525,446,968

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Avon Products, Inc.                                2,323,300         72,417,261
--------------------------------------------------------------------------------
Shiseido Co. Ltd.                                  3,840,160         71,452,425
                                                               -----------------
                                                                    143,869,686

--------------------------------------------------------------------------------
TOBACCO--0.2%
Altria Group, Inc.                                   514,876         36,484,113
--------------------------------------------------------------------------------
ENERGY--7.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.4%
GlobalSantaFe Corp.                                2,537,316        154,141,947
--------------------------------------------------------------------------------
Technip SA                                         2,705,910        183,695,589
--------------------------------------------------------------------------------
Transocean, Inc. 1                                 2,549,032        204,687,270
                                                               -----------------
                                                                    542,524,806

--------------------------------------------------------------------------------
OIL & GAS--4.0%
BP plc, ADR                                        1,980,458        136,532,775
--------------------------------------------------------------------------------
Burlington
Resources, Inc.                                    1,363,348        125,305,315
--------------------------------------------------------------------------------
Chevron Corp.                                      1,603,116         92,932,635
--------------------------------------------------------------------------------
Husky Energy, Inc.                                 3,067,483        185,569,785
--------------------------------------------------------------------------------
Neste Oil Oyj                                        423,700         14,566,966
--------------------------------------------------------------------------------
Total SA, B Shares                                   257,918         68,044,243
                                                               -----------------
                                                                    622,951,719

--------------------------------------------------------------------------------
FINANCIALS--15.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.5%
3i Group plc                                       4,328,974         70,736,836
--------------------------------------------------------------------------------
Credit Suisse Group                                3,355,156        188,263,461
--------------------------------------------------------------------------------
Northern
Trust Corp.                                        2,702,644        141,888,810
                                                               -----------------
                                                                    400,889,107

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.8%
Anglo Irish
Bank Corp.                                         3,997,300         65,880,511

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
HSBC Holdings plc                                  9,104,754     $  152,427,462
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                      2,000,000         55,360,000
--------------------------------------------------------------------------------
Resona
Holdings, Inc. 1                                      23,822         81,970,348
--------------------------------------------------------------------------------
Royal Bank of
Scotland Group
plc (The)                                          7,112,019        231,436,864
--------------------------------------------------------------------------------
Societe Generale,
Cl. A                                              1,101,243        165,617,509
                                                               -----------------
                                                                    752,692,694

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.7%
American
Express Co.                                        1,721,342         90,456,522
--------------------------------------------------------------------------------
Citigroup, Inc.                                      790,963         37,357,182
--------------------------------------------------------------------------------
Credit Saison
Co. Ltd.                                           1,870,856        103,144,883
--------------------------------------------------------------------------------
Investor AB, B Shares                              3,237,995         58,827,283
--------------------------------------------------------------------------------
JPMorgan
Chase & Co.                                        2,981,540        124,151,326
--------------------------------------------------------------------------------
Morgan Stanley                                     2,728,602        171,410,778
                                                               -----------------
                                                                    585,347,974

--------------------------------------------------------------------------------
INSURANCE--4.3%
ACE Ltd.                                           1,799,251         93,579,045
--------------------------------------------------------------------------------
Allianz AG                                         1,059,411        177,094,880
--------------------------------------------------------------------------------
Berkshire Hathaway,
Inc., Cl. B 1                                         28,150         84,787,800
--------------------------------------------------------------------------------
Everest Re
Group Ltd.                                           491,818         45,921,047
--------------------------------------------------------------------------------
Manulife
Financial Corp.                                    1,300,000         81,549,857
--------------------------------------------------------------------------------
Prudential plc                                    11,653,414        135,146,965
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                               848,100         54,371,691
                                                               -----------------
                                                                    672,451,285

--------------------------------------------------------------------------------
HEALTH CARE--13.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.1%
Affymetrix, Inc. 1                                 1,500,000         49,395,000
--------------------------------------------------------------------------------
Amgen, Inc. 1                                      1,776,366        129,230,627
--------------------------------------------------------------------------------
Genentech, Inc. 1                                    863,952         73,012,584


                          16 | OPPENHEIMER GLOBAL FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Gilead Sciences, Inc. 1                            2,096,702   $    130,456,798
--------------------------------------------------------------------------------
ImClone
Systems, Inc. 1                                      905,500         30,805,110
--------------------------------------------------------------------------------
Nuvelo, Inc. 1                                       394,600          7,031,772
--------------------------------------------------------------------------------
Wyeth                                              1,424,096         69,097,138
                                                               -----------------
                                                                    489,029,029

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
Biomet, Inc.                                       2,574,800         91,456,896
--------------------------------------------------------------------------------
Boston
Scientific Corp. 1                                 5,225,300        120,443,165
--------------------------------------------------------------------------------
Conor
Medsystems, Inc. 1                                   941,200         27,671,280
--------------------------------------------------------------------------------
Guidant Corp.                                        100,100          7,813,806
--------------------------------------------------------------------------------
Medtronic, Inc.                                      866,050         43,952,038
--------------------------------------------------------------------------------
Nektar
Therapeutics 1,3                                   1,260,528         20,551,649
--------------------------------------------------------------------------------
Smith & Nephew plc                                10,391,247         92,255,107
--------------------------------------------------------------------------------
Swiss Medical SA 1,2,3                               960,000         12,992,130
                                                               -----------------
                                                                    417,136,071

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Express Scripts, Inc. 1                              839,800         73,818,420
--------------------------------------------------------------------------------
Quest
Diagnostics, Inc.                                  2,125,594        109,042,972
                                                               -----------------
                                                                    182,861,392

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.1%
AtheroGenics, Inc. 1                                 611,200          9,974,784
--------------------------------------------------------------------------------
Chugai Pharmaceutical
Co. Ltd.                                           2,959,082         53,675,786
--------------------------------------------------------------------------------
Johnson & Johnson                                    653,400         38,694,348
--------------------------------------------------------------------------------
Novartis AG                                        1,561,448         86,836,942
--------------------------------------------------------------------------------
Novo Nordisk
AS, Cl. B                                            647,000         40,241,807
--------------------------------------------------------------------------------
Pfizer, Inc.                                       2,568,486         64,006,671
--------------------------------------------------------------------------------
Roche Holdings AG                                  1,205,648        179,508,516
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                  2,690,063        255,907,736
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                7,354,380        120,656,821
--------------------------------------------------------------------------------
Takeda Pharmaceutical
Co. Ltd.                                           1,292,800         73,701,682
--------------------------------------------------------------------------------
Theravance, Inc. 1                                 1,258,800         35,296,752
                                                               -----------------
                                                                    958,501,845

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--9.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.2%
Boeing Co.                                         1,296,884   $    101,066,170
--------------------------------------------------------------------------------
Empresa Brasileira de
Aeronautica SA,
ADR                                                3,724,596        137,251,363
--------------------------------------------------------------------------------
European Aeronautic
Defence & Space Co.                                4,069,050        171,454,554
--------------------------------------------------------------------------------
Lockheed
Martin Corp.                                       1,038,810         78,045,795
--------------------------------------------------------------------------------
Northrop
Grumman Corp.                                      1,157,100         79,018,359
--------------------------------------------------------------------------------
Raytheon Co.                                       2,257,684        103,492,235
                                                               -----------------
                                                                    670,328,476

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Cendant Corp.                                      5,117,500         88,788,625
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
JGC Corp.                                          1,909,040         37,548,238
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Emerson Electric Co.                               1,228,100        102,706,003
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.4%
3M Co.                                             2,087,000        157,965,030
--------------------------------------------------------------------------------
Hutchison
Whampoa Ltd.                                       5,515,920         50,419,345
--------------------------------------------------------------------------------
Siemens AG                                         1,813,118        169,033,626
                                                               -----------------
                                                                    377,418,001

--------------------------------------------------------------------------------
MACHINERY--0.8%
Fanuc Ltd.                                           486,100         46,792,804
--------------------------------------------------------------------------------
Hyundai Heavy
Industries Co. Ltd.                                  915,000         79,860,025
                                                               -----------------
                                                                    126,652,829

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Macquarie Airports                                17,836,205         43,031,422
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.7%
Cisco Systems, Inc. 1                              4,337,406         93,991,588
--------------------------------------------------------------------------------
Corning, Inc. 1                                    6,883,298        185,229,549
--------------------------------------------------------------------------------
Juniper
Networks, Inc. 1                                   2,510,034         47,991,850
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                     2,684,986        135,887,141


                          17 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Telefonaktiebolaget LM
Ericsson, B Shares                               116,513,336   $    441,268,608
                                                               -----------------
                                                                    904,368,736

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
International Business
Machines Corp.                                     1,312,187        108,216,062
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
Hoya Corp.                                         2,605,516        105,150,391
--------------------------------------------------------------------------------
Keyence Corp.                                        326,851         84,975,706
--------------------------------------------------------------------------------
Kyocera Corp.                                        468,800         41,300,779
--------------------------------------------------------------------------------
Murata Manufacturing
Co. Ltd.                                           1,935,804        131,082,055
--------------------------------------------------------------------------------
Nidec Corp.                                          642,308         52,716,188
--------------------------------------------------------------------------------
Tandberg ASA                                       5,486,062         49,598,568
                                                               -----------------
                                                                    464,823,687

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.2%
Yahoo!, Inc. 1                                     1,156,600         37,311,916
--------------------------------------------------------------------------------
IT SERVICES--1.9%
Automatic Data
Processing, Inc.                                   2,125,300         97,083,704
--------------------------------------------------------------------------------
First Data Corp.                                     490,000         22,941,800
--------------------------------------------------------------------------------
Infosys
Technologies Ltd.                                  2,766,973        185,380,973
                                                               -----------------
                                                                    305,406,477

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                          820,788         54,324,032
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.1%
Advanced Micro
Devices, Inc. 1                                    9,136,642        302,971,049
--------------------------------------------------------------------------------
Altera Corp. 1                                     3,417,018         70,527,252
--------------------------------------------------------------------------------
Cree, Inc. 1                                       2,662,068         87,342,451
--------------------------------------------------------------------------------
International
Rectifier Corp. 1                                  1,985,040         82,240,207
--------------------------------------------------------------------------------
Samsung
Electronics Co.                                      244,440        158,498,559
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing
Co. Ltd.                                          50,000,000         98,895,513
                                                               -----------------
                                                                    800,475,031

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--5.2%
Adobe Systems, Inc. 1                              2,443,400   $     85,323,528
--------------------------------------------------------------------------------
Enix Corp.                                         2,805,468         72,460,686
--------------------------------------------------------------------------------
Intuit, Inc. 1                                     2,434,600        129,496,374
--------------------------------------------------------------------------------
Microsoft Corp.                                    8,002,102        217,737,195
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                    422,400         63,162,617
--------------------------------------------------------------------------------
Novell, Inc. 1                                    10,456,359         80,304,837
--------------------------------------------------------------------------------
SAP AG                                               809,415        175,874,487
                                                               -----------------
                                                                    824,359,724

--------------------------------------------------------------------------------
MATERIALS--0.2%
--------------------------------------------------------------------------------
CHEMICALS--0.2%
Syngenta AG 1                                        218,195         30,662,620
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.1%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.1%
KDDI Corp.                                            29,336        156,774,376
--------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                          6,113,336        144,213,596
--------------------------------------------------------------------------------
Vodafone Group plc                               163,299,843        341,880,763
                                                               -----------------
                                                                    642,868,735

--------------------------------------------------------------------------------
UTILITIES--1.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Energias de
Portugal SA                                       13,761,310         54,032,629
--------------------------------------------------------------------------------
Fortum Oyj                                         3,500,000         88,308,006
                                                               -----------------
                                                                    142,340,635

--------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Hong Kong & China
Gas Co. Ltd.                                      31,138,280         75,245,704
                                                               -----------------

Total Common Stocks
(Cost $10,622,086,860)                                           15,681,163,086

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM NOTES--0.4%
--------------------------------------------------------------------------------
Gemini Securitization Corp.,
4.85%, 4/3/06 4
(Cost $59,983,833)                             $  60,000,000         59,983,833


                          18 | OPPENHEIMER GLOBAL FUND

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
--------------------------------------------------------------------------------
Undivided interest of 2.39% in joint
repurchase agreement (Principal Amount/Value
$2,051,676,000, with a maturity value of
$2,052,457,347) with UBS Warburg LLC, 4.57%,
dated 3/31/06, to be repurchased at
$48,959,638 on 4/3/06, collateralized
by Federal National Mortgage Assn., 5%--6%,
3/1/34--3/1/36, with a value of
$2,098,378,320 (Cost $48,941,000)                $ 48,941,000   $    48,941,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $10,731,011,693)                                   99.9%   15,790,087,919
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                        0.1        19,226,797
                                                 -------------------------------
NET ASSETS                                              100.0%  $15,809,314,716
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES       GROSS           GROSS           SHARES
                       SEPTEMBER 30, 2005   ADDITIONS      REDUCTIONS   MARCH 31, 2006
--------------------------------------------------------------------------------------
Swiss Medical SA                  960,000          --              --          960,000
Zee Telefilms Ltd.             19,685,229   1,830,713              --       21,515,942

                                                                VALUE         DIVIDEND
                                                           SEE NOTE 1           INCOME
--------------------------------------------------------------------------------------
Swiss Medical SA                                        $  12,992,130              $--
Zee Telefilms Ltd.                                        115,557,531               --
                                                        ------------------------------
                                                        $ 128,549,661              $--
                                                        ==============================

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was $33,543,779, which represents 0.21% of the Fund's net assets, all of which are considered restricted. See Note 6 of accompanying Notes.

4. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $59,983,833, or 0.38% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.


                          19 | OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
United States                                        $  6,220,453,293      39.4%
United Kingdom                                          1,926,465,996      12.2
Japan                                                   1,752,150,899      11.1
France                                                  1,080,937,598       6.8
Germany                                                   746,533,050       4.7
Sweden                                                    742,505,251       4.7
India                                                     491,064,394       3.1
Switzerland                                               485,271,539       3.1
Korea, Republic of South                                  382,572,180       2.4
Mexico                                                    292,721,822       1.9
Canada                                                    267,119,642       1.7
Brazil                                                    230,913,185       1.5
The Netherlands                                           180,175,592       1.1
Cayman Islands                                            147,950,736       0.9
Hong Kong                                                 125,665,055       0.8
Spain                                                     115,800,637       0.7
Finland                                                   102,874,972       0.7
Taiwan                                                     98,895,513       0.6
Ireland                                                    65,880,511       0.4
Singapore                                                  63,707,050       0.4
Portugal                                                   54,032,629       0.3
Norway                                                     49,598,568       0.3
Bermuda                                                    45,921,047       0.3
Australia                                                  43,031,422       0.3
Denmark                                                    40,241,807       0.3
Italy                                                      24,611,401       0.2
Argentina                                                  12,992,130       0.1
                                                     --------------------------
Total                                                $ 15,790,087,919     100.0%
                                                     ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          20 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2006
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $10,646,304,480)                                           $ 15,661,538,258
Affiliated companies (cost $84,707,213)                                                      128,549,661
                                                                                        -----------------
                                                                                          15,790,087,919
---------------------------------------------------------------------------------------------------------
Cash                                                                                           3,856,210
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                        39,018,689
Shares of beneficial interest sold                                                            15,749,691
Other                                                                                            419,122
                                                                                        -----------------
Total assets                                                                              15,849,131,631

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                        16,146,915
Investments purchased                                                                          9,144,622
Distribution and service plan fees                                                             8,853,556
Transfer and shareholder servicing agent fees                                                  2,102,283
Trustees' compensation                                                                         1,921,022
Shareholder communications                                                                       470,728
Foreign capital gains tax                                                                        414,607
Other                                                                                            763,182
                                                                                        -----------------
Total liabilities                                                                             39,816,915

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 15,809,314,716
                                                                                        =================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                         $ 10,281,804,085
---------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (34,570,314)
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions               503,391,402
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                          5,058,689,543
                                                                                        -----------------
NET ASSETS                                                                              $ 15,809,314,716
                                                                                        =================


                          21 | OPPENHEIMER GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $12,058,254,124 and
168,323,800 shares of beneficial interest outstanding)                                             $71.64
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $76.01
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,535,206,491 and 22,964,874 shares
of beneficial interest outstanding)                                                                $66.85
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,330,913,353 and 19,577,350 shares
of beneficial interest outstanding)                                                                $67.98
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $410,278,891 and 5,773,034 shares of beneficial
interest outstanding)                                                                              $71.07
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$474,661,857 and 6,586,112 shares of beneficial interest outstanding)                              $72.07

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          22 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $6,254,845)         $ 97,042,305
--------------------------------------------------------------------------------
Interest                                                              2,470,948
                                                                   -------------
Total investment income                                              99,513,253

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      45,724,980
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              13,330,770
Class B                                                               7,425,448
Class C                                                               6,047,650
Class N                                                                 877,828
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               9,616,726
Class B                                                               1,532,975
Class C                                                               1,017,925
Class N                                                                 506,102
Class Y                                                                 108,270
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 559,094
Class B                                                                 236,798
Class C                                                                 107,176
Class N                                                                  10,013
Class Y                                                                   1,662
--------------------------------------------------------------------------------
Custodian fees and expenses                                           1,071,145
--------------------------------------------------------------------------------
Trustees' compensation                                                  301,395
--------------------------------------------------------------------------------
Other                                                                   257,353
                                                                   -------------
Total expenses                                                       88,733,310

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                10,779,943


                          23 | OPPENHEIMER GLOBAL FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                               $    608,817,214
Foreign currency transactions                                                    2,337,823
                                                                          -----------------
Net realized gain                                                              611,155,037
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $414,607)                   1,110,336,485
Translation of assets and liabilities denominated in foreign currencies        (42,685,970)
                                                                          -----------------
Net change in unrealized appreciation                                        1,067,650,515

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  1,689,585,495
                                                                          =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          24 | OPPENHEIMER GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS                     YEAR
                                                                                         ENDED                    ENDED
                                                                                MARCH 31, 2006            SEPTEMBER 30,
                                                                                   (UNAUDITED)                     2005
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         $     10,779,943        $      61,597,049
------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  611,155,037            1,098,709,972
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            1,067,650,515            1,723,669,353
                                                                              ------------------------------------------
Net increase in net assets resulting from operations                             1,689,585,495            2,883,976,374

------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (68,536,828)             (53,439,395)
Class B                                                                                     --                       --
Class C                                                                                     --                       --
Class N                                                                               (910,564)                (747,836)
Class Y                                                                             (2,848,372)              (3,744,450)

------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (320,946,926)                      --
Class B                                                                            (47,069,361)                      --
Class C                                                                            (36,978,192)                      --
Class N                                                                            (10,192,572)                      --
Class Y                                                                             (8,652,855)                      --

------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                            728,738,559               48,893,746
Class B                                                                            (74,511,453)            (162,051,963)
Class C                                                                             94,505,016               66,000,503
Class N                                                                             55,695,923               43,621,630
Class Y                                                                            192,842,032             (235,964,750)

------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Total increase                                                                   2,190,719,902            2,586,543,859
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                             13,618,594,814           11,032,050,955
                                                                              ------------------------------------------

End of period (including accumulated net investment income
(loss) of $(34,570,314) and $26,945,507, respectively)                        $ 15,809,314,716        $  13,618,594,814
                                                                              ==========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          25 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                           MARCH 31, 2006                                                               SEPT. 30,
CLASS A                                       (UNAUDITED)          2005           2004            2003         2002          2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $        66.16  $      52.64     $    44.32       $   35.25  $     40.04    $    67.48
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .10 1         .39 1          .21             .21          .07           .20
Net realized and unrealized gain (loss)              7.83         13.47           8.45            8.86        (4.86)       (15.68)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                     7.93         13.86           8.66            9.07        (4.79)       (15.48)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:

Dividends from net investment income                 (.43)         (.34)          (.34)             --           --            --
Distributions from net realized gain                (2.02)           --             --              --           --        (11.96)
                                          ------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (2.45)         (.34)          (.34)             --           --        (11.96)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $        71.64  $      66.16     $    52.64       $   44.32  $     35.25    $    40.04
                                          ==========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  12.30%        26.40%         19.58%          25.73%      (11.96)%      (27.10)%

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                             $   12,058,254  $ 10,418,176     $8,232,135      $5,904,063  $ 4,559,330    $4,876,120
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   11,075,489  $  9,449,471     $7,542,447      $4,950,791  $ 5,552,582    $5,851,970
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                0.30%         0.66%          0.48%           0.59%        0.18%         0.42%
Total expenses                                       1.08%         1.12% 4        1.15% 4,5       1.23% 4      1.23% 4       1.12% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                11%           29%            22%             46%          27%           36%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          26 | OPPENHEIMER GLOBAL FUND

                                              SIX MONTHS                                                                    YEAR
                                                   ENDED                                                                   ENDED
                                          MARCH 31, 2006                                                               SEPT. 30,
CLASS B                                      (UNAUDITED)           2005           2004          2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $       61.72    $     49.24    $     41.52   $     33.30   $     38.11   $     65.26
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:

Net investment loss                                 (.17) 1        (.09) 1        (.31)         (.25)         (.32)         (.06)
Net realized and unrealized gain (loss)             7.32          12.57           8.03          8.47         (4.49)       (15.13)
                                           ---------------------------------------------------------------------------------------
Total from investment operations                    7.15          12.48           7.72          8.22         (4.81)       (15.19)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  --             --             -- 2          --            --            --
Distributions from net realized gain               (2.02)            --             --            --            --        (11.96)
                                           ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (2.02)            --             --            --            --        (11.96)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $       66.85    $     61.72    $     49.24   $     41.52   $     33.30   $     38.11
                                           =======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 11.85%         25.35%         18.60%        24.69%       (12.62)%      (27.68)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $   1,535,207    $ 1,488,390    $ 1,329,910   $ 1,224,725   $ 1,119,360   $ 1,386,315
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   1,490,924    $ 1,430,704    $ 1,361,457   $ 1,113,678   $ 1,456,440   $ 1,731,624
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (0.53)%        (0.16)%        (0.39)%       (0.27)%       (0.60)%       (0.35)%
Total expenses                                      1.89%          1.93%          1.98%         2.07%         2.00%         1.89%
Expenses after payments and waivers and
reduction to custodian expenses                     1.89%          1.93%          1.97%         2.07%         2.00%         1.89%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               11%            29%            22%           46%           27%           36%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          27 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                           MARCH 31, 2006                                                               SEPT. 30,
CLASS C                                       (UNAUDITED)           2005           2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $        62.72    $     50.00    $     42.19   $     33.82   $     38.71   $     66.09
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         (.15) 1        (.06) 1        (.04)         (.04)         (.12)          .07
Net realized and unrealized gain (loss)              7.43          12.78           7.91          8.41         (4.77)       (15.49)
                                           ----------------------------------------------------------------------------------------
Total from investment operations                     7.28          12.72           7.87          8.37         (4.89)       (15.42)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   --             --           (.06)           --            --            --
Distributions from net realized gain                (2.02)            --             --            --            --        (11.96)
                                           ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (2.02)            --           (.06)           --            --        (11.96)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $        67.98    $     62.72    $     50.00   $     42.19   $     33.82   $     38.71
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  11.88%         25.44%         18.66%        24.75%       (12.63)%      (27.67)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                 $    1,330,913    $ 1,135,134    $   846,382   $   610,815    $  463,949   $   418,525
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $    1,214,419    $   998,745    $   778,637   $   508,597    $  521,168   $   448,751
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (0.46)%        (0.10)%        (0.29)%       (0.20)%       (0.56)%       (0.33)%
Total expenses                                       1.84%          1.88%          1.91%         2.02%         1.99%         1.89%
Expenses after payments and waivers and
reduction to custodian expenses                      1.84%          1.87%          1.91%         2.02%         1.99%         1.89%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                11%            29%            22%           46%           27%           36%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          28 | OPPENHEIMER GLOBAL FUND

                                              SIX MONTHS                                                                    YEAR
                                                   ENDED                                                                   ENDED
                                          MARCH 31, 2006                                                               SEPT. 30,
CLASS N                                      (UNAUDITED)           2005           2004          2003          2002        2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $       65.53    $     52.21    $     44.04   $     35.13   $     39.98   $     50.13
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                        (.02) 2         .16 2          .09           .10           .07           .01
Net realized and unrealized gain (loss)             7.76          13.33           8.32          8.81         (4.92)       (10.16)
                                           ---------------------------------------------------------------------------------------
Total from investment operations                    7.74          13.49           8.41          8.91         (4.85)       (10.15)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.18)          (.17)          (.24)           --            --            --
Distributions from net realized gain               (2.02)            --             --            --            --            --
                                           ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (2.20)          (.17)          (.24)           --            --            --
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $       71.07    $     65.53    $     52.21   $     44.04   $     35.13   $     39.98
                                           =======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 12.09%         25.88%         19.13%        25.36%       (12.13)%      (20.25)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                 $     410,279    $   324,647    $   219,888   $   108,641   $    51,077   $     5,971
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $     354,394    $   272,659    $   173,134   $    77,891   $    33,737   $     1,717
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                       (0.05)%         0.27%          0.14%         0.36%         0.14%         0.13%
Total expenses                                      1.44%          1.51%          1.58%         1.66%         1.45%         1.41%
Expenses after payments and waivers and
reduction to custodian expenses                     1.44%          1.51%          1.53%         1.53%         1.45%         1.41%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               11%            29%            22%           46%           27%           36%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          29 | OPPENHEIMER GLOBAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                                   YEAR
                                                     ENDED                                                                  ENDED
                                            MARCH 31, 2006                                                              SEPT. 30,
CLASS Y                                        (UNAUDITED)          2005          2004          2003          2002           2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $        66.65    $    52.99    $    44.57    $    35.38    $    40.11    $     67.53
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .25 1         .49 1         .28           .20           .12            .22
Net realized and unrealized gain (loss)               7.85         13.64          8.55          8.99         (4.85)        (15.68)
                                            ---------------------------------------------------------------------------------------
Total from investment operations                      8.10         14.13          8.83          9.19         (4.73)        (15.46)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.66)         (.47)         (.41)           --            --             --
Distributions from net realized gain                 (2.02)           --            --            --            --         (11.96)
                                            ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (2.68)         (.47)         (.41)           --            --         (11.96)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $        72.07    $    66.65    $    52.99    $    44.57    $    35.38    $     40.11
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   12.51%        26.76%        19.89%        25.98%       (11.79)%       (27.04)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $      474,662    $  252,248    $  403,736    $  263,670    $  164,363    $   165,281
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $      342,613    $  252,837    $  350,225    $  207,637    $  191,788    $   194,016
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 0.73%         0.82%         0.73%         0.82%         0.37%          0.54%
Total expenses                                        0.72%         0.81%         0.91%         1.06%         1.15%          1.06%
Expenses after payments and waivers and
reduction to custodian expenses                       0.72%         0.81%         0.91%         1.03%         1.05%          1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 11%           29%           22%           46%           27%            36%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          30 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities


                          31 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                          32 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the year ended September 30, 2005, the Fund utilized $722,207,750 of capital loss carryforward to offset capital gains realized in that fiscal year.

      As of September 30, 2005, the Fund had available for federal income tax purposes post-October losses of $3,167,345.

      Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2006, the Fund's projected benefit obligations were increased by $110,468 and payments of $137,761 were made to retired trustees, resulting in an accumulated liability of $1,440,878 as of March 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                          33 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At March 31, 2006, the Fund had $213 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                          34 | OPPENHEIMER GLOBAL FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED MARCH 31, 2006         YEAR ENDED SEPTEMBER 30, 2005
                                  SHARES              AMOUNT            SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                          18,901,334     $ 1,285,444,364        35,961,963     $ 2,131,410,668
Dividends and/or
distributions reinvested       5,556,414         366,223,238           841,709          50,266,867
Redeemed                     (13,606,939)       (922,929,043) 1    (35,702,882)     (2,132,783,789) 2
                            -------------------------------------------------------------------------
Net increase                  10,850,809     $   728,738,559         1,100,790     $    48,893,746
                            =========================================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                           1,633,739     $   103,756,661         3,391,199     $   187,952,048
Dividends and/or
distributions reinvested         696,243          42,930,350                --                  --
Redeemed                      (3,479,163)       (221,198,464) 1     (6,288,270)       (350,004,011) 2
                            -------------------------------------------------------------------------
Net decrease                  (1,149,181)    $   (74,511,453)       (2,897,071)    $  (162,051,963)
                            =========================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                           2,497,647     $   161,090,790         4,062,463     $   229,916,707
Dividends and/or
distributions reinvested         505,614          31,696,959                --                  --
Redeemed                      (1,524,498)        (98,282,733) 1     (2,890,444)       (163,916,204) 2
                            -------------------------------------------------------------------------
Net increase                   1,478,763     $    94,505,016         1,172,019     $    66,000,503
                            =========================================================================

-----------------------------------------------------------------------------------------------------
CLASS N
Sold                           1,513,242     $   102,607,876         2,249,401     $   132,942,125
Dividends and/or
distributions reinvested         164,841          10,788,852            12,325             731,377
Redeemed                        (859,498)        (57,700,805) 1     (1,519,197)        (90,051,872) 2
                            -------------------------------------------------------------------------
Net increase                     818,585     $    55,695,923           742,529     $    43,621,630
                            =========================================================================

-----------------------------------------------------------------------------------------------------
CLASS Y
Sold                           2,999,545     $   206,830,681         2,741,373     $   164,137,908
Dividends and/or
distributions reinvested         166,020          10,995,532            62,062           3,724,357
Redeemed                        (363,982)        (24,984,181) 1     (6,638,267)       (403,827,015) 2
                            -------------------------------------------------------------------------
Net increase (decrease)        2,801,583     $   192,842,032        (3,834,832)    $  (235,964,750)
                            =========================================================================

1. Net of redemption fees of $20,881, $2,811, $2,290, $668 and $646 for Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $67,936, $10,286, $7,180, $1,960 and $1,818 for
Class A, Class B, Class C, Class N and Class Y, respectively.


                          35 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2006, were as follows:

                                         PURCHASES             SALES
           ---------------------------------------------------------
           Investment securities   $ 1,965,833,571   $ 1,552,717,464

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% on the next $1.5 billion, 0.65% on the next $2.5 billion, 0.63% of the next $2.5 billion, 0.60% of the next $2.5 billion, 0.58% of the next $4 billion, and beginning January 1, 2006, 0.56% of average annual net assets in excess of $15 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2006, the Fund paid $12,953,576 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares.


                          36 | OPPENHEIMER GLOBAL FUND

The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2006 for Class B, Class C and Class N shares were $7,278,666, $13,677,537 and $3,242,475, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                  CLASS A           CLASS B           CLASS C          CLASS N
                               CLASS A         CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                             FRONT-END           DEFERRED         DEFERRED           DEFERRED         DEFERRED
                         SALES CHARGES      SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
SIX MONTHS                 RETAINED BY        RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
ENDED                      DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
March 31, 2006             $ 1,545,128            $ 6,777       $ 1,049,526          $ 54,050         $ 82,346
--------------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of March 31, 2006, the Fund had no outstanding foreign currency contracts.


                          37 | OPPENHEIMER GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                         UNREALIZED
                                ACQUISITION                      VALUATION AS OF       APPRECIATION
SECURITY                              DATES             COST      MARCH 31, 2006     (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Nektar Therapeutics                 6/25/03     $ 14,307,000        $ 20,551,649      $   6,244,649
Swiss Medical SA            5/19/94-7/10/02       30,390,000          12,992,130        (17,397,870)
                                                ----------------------------------------------------
                                                $ 44,697,000        $ 33,543,779      $ (11,153,221)
                                                ====================================================

--------------------------------------------------------------------------------
7. LITIGATION

A complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaints are without merit and that there are substantial grounds to sustain the district court's rulings.


                          38 | OPPENHEIMER GLOBAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          39 | OPPENHEIMER GLOBAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                          40 | OPPENHEIMER GLOBAL FUND
account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rajeev Bhaman and the Manager's Global investment team and analysts. Mr. Bhaman has had over 16 years of experience managing global/international investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other global multi-cap growth funds advised the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other global multi-cap growth, global multi-cap value, and global large-cap growth funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses were lower than its peer group median and average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in


                          41 | OPPENHEIMER GLOBAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders. Based on this evaluation, the Board requested and the Manager agreed to a revised breakpoint schedule that, effective January 1, 2006, reduced the management fee on average annual net assets over $15.0 billion to 0.56%.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised fee structure adopted by the Board and the Manager, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                          42 | OPPENHEIMER GLOBAL FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund


By:     /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ John V. Murphy
       ----------------------------
       John V. Murphy
       Principal Executive Officer
Date:  May 15, 2006


By:     /s/ Brian W. Wixted
       ----------------------------
       Brian W. Wixted
       Principal Financial Officer
Date:  May 15, 2006